PATENTS AND TRADEMARKS	12 Months Ended
Dec. 31, 2024
Patents And Trademarks
PATENTS AND TRADEMARKS

NOTE 7 – PATENTS AND TRADEMARKS

	December 31, 2024	December 31, 2023
Patents	$405,007	$395,472
Accumulated Amortization	(277,707)	(266,332)
Patents and trademarks, net	$127,300	$129,140

Amortization expense in 2024 and 2023 was $11,375 and $9,920, respectively.